Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
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Charges for Share-based Incentive Plans
Charges for share-based incentive plans were as follows:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Share-based payments	66.0	78.3	98.3

Note
1	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.

Movement on Ordinary Shares Granted for Significant Restricted Stock Plans
Movement on ordinary shares granted for significant restricted stock plans:

	Non-vested 1 January 2019 number m	Granted number m	Lapsed number m	Vested number m	Non-vested 31 December 2019 number m
Executive Performance Share Plan (EPSP)	6.7	4.2	(1.3)	(0.8)	8.8
Performance Share Awards (PSA)	2.3	1.7	(0.4)	(1.0)	2.6
Leaders, Partners and High Potential Group	9.1	4.1	(1.9)	(2.0)	9.3

Weighted average fair value (pence per share):
Executive Performance Share Plan (EPSP)	1,363p	989p	1,334p	1,265p	1,198p
Performance Share Awards (PSA)	1,437p	926p	1,210p	1,572p	1,081p
Leaders, Partners and High Potential Group	1,154p	909p	1,076p	1,551p	974p